Government Grant	12 Months Ended
Dec. 31, 2019
Government Grant [Abstract]
Government Grant

26. GOVERNMENT GRANT

In May 2019, Telesat entered into an agreement for a non-refundable government contribution of a value up to $85 million to July 31, 2023 relating to the LEO constellation.

For the year ended December 31, 2019, the Company recorded $5.0 million relating to the agreement.